Lennar Multifamily Segment Lennar Multifamily Segment (Condensed Financial Information by Equity Method Investment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Lennar Multifamily [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 25,319	$ 5,800
Operating properties and equipment		637,259	236,528
Other assets		14,742	3,460
Total Assets		677,320	245,788
Accounts payable and other liabilities		87,151	11,147
Debt		163,376	51,604
Equity		426,793	183,037
Total Liabilities and equity		677,320	245,788
Revenues		4,855	0	$ 0
Costs and expenses		7,435	1,493	29
Other income	[1]	35,068	0	0
Net earnings of unconsolidated entities		32,488	(1,493)	(29)
Equity in earnings (loss) from unconsolidated entities	[2]	14,454	$ (271)	$ (4)
Lennar Multifamily unconsolidated entity [Member]
Segment Reporting Information [Line Items]
Equity in earnings (loss) from unconsolidated entities		$ 14,683

[1]	Other income, net, included the gains related to the sale of two operating properties during the year ended November 30, 2014.
[2]	For the year ended November 30, 2014, Lennar Multifamily equity in earnings from unconsolidated entities included Lennar Multifamily's share of gains totaling $14.7 million related to the sale of two operating properties by unconsolidated entities. The Company’s share of profits and cash distributions from the sales of the two operating properties was higher compared to the Company’s ownership interests in the two unconsolidated entities due to the achievement of specified internal rate of return milestones.